Other Assets And Liabilities (Summarized Financial Information On Equity Method Investees Excluding Largest Investee) (Detail) (Equity Method Investees Other Than Morgan Stanley [Member], JPY ¥)
In Billions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investees Other Than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net loans	¥ 7,673	¥ 11,214
Total assets	12,906	17,657
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	2,729	6,830
Total liabilities	9,455	13,973
Noncontrolling interests	181	140
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	444	475	538
Total interest expense	92	98	109
Net interest income	352	377	429
Provision for credit losses	55	51	126
Income (loss) before income tax expense (benefit)	163	128	(83)
Net income (loss)	¥ 124	¥ 75	¥ (118)